Share Capital - Disclosure of Details of Warrants (BSAs) (Details) - shares	1 Months Ended
	Jun. 30, 2022	May 18, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants (BSAs) outstanding (in shares)	3,646,425
BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants (BSAs) outstanding (in shares)	215,251
Kepler Cheuvreux subscription agreement | BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares to be issued (in shares)	5,200,000,000	5,200,000,000
Number of warrants (BSAs) exercised (in shares)	0
Number of shares issued (in shares)	0
Number of warrants (BSAs) outstanding (in shares)	5,200,000,000